Earnings per Share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings per Share	Earnings per Share
The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2024	2025	2026
Net profit (loss) for the year attributable to owners of the Company:
Net profit (loss) for the year attributable to owners of the Company JPY (millions)	¥144,067	¥107,928	¥(152,390)
Net profit (loss) used for calculation of earnings per share JPY (millions)	144,067	107,928	(152,390)
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	1,564,450	1,578,873	1,575,062
Dilutive effect (thousands of shares)	15,893	26,450	—
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	1,580,343	1,605,323	1,575,062

Earnings per share
Basic (JPY)	92.09	68.36	(96.75)
Diluted (JPY)	91.16	67.23	(96.75)
Basic EPS is calculated by dividing the net profit for the year attributable to owners of the Company, with the weighted average number of ordinary shares outstanding during the year. This calculation excludes the average number of treasury shares. Diluted EPS is calculated by dividing the net profit for the year attributable to owners of the Company, with the weighted-average number of ordinary shares outstanding during the year plus the weighted-average number of ordinary shares that would be issued upon conversion of all the dilutive ordinary shares into ordinary shares.
For the fiscal year ended March 31, 2026, the dilutive shares are not dilutive because loss per share attributable to owners of the Company would decrease upon the exercise of share options and stock incentive plans.
There were 814 thousand shares subject to stock options as potential common shares that were not included in the calculation of diluted EPS as of March 31, 2024 and 2025. There were 2,204 thousand shares subject to stock options and 35,489 thousand shares subject to stock incentive plans as potential common shares not included in the calculation of diluted EPS as of March 31, 2026.